Subsequent Events - Additional Information (Detail) ₺ in Thousands, ₴ in Thousands, € in Thousands, $ in Thousands						12 Months Ended
	Mar. 20, 2018 USD ($)	Mar. 06, 2018 UAH (₴)	Mar. 05, 2018 EUR (€)	Feb. 15, 2018 TRY (₺) Installments	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 TRY (₺)	Mar. 01, 2018 TRY (₺)	Mar. 01, 2018 UAH (₴)
Subsequent event1 [line items]
Payment of license							₺ 1,522,615
Lifecell [member]
Subsequent event1 [line items]
Ownership percentage						100.00%	100.00%
Events after reporting period [member]
Subsequent event1 [line items]
Dividends payable				₺ 1,239,500
Percentage of distributable net income				63.00%
Number of dividend payment installments | Installments				3
Events after reporting period [member] | Azerbaijan International Telecom LLC [member]
Subsequent event1 [line items]
Equity interest percentage			51.30%
Consideration transferred | €			€ 221,700
Events after reporting period [member] | 2600 MHz frequency tender [member]
Subsequent event1 [line items]
License period					15 years
Payment of license								₺ 129,155	₴ 909,251
Events after reporting period [member] | Fintur [member]
Subsequent event1 [line items]
Ownership percentage	41.45%
Events after reporting period [member] | Gurtel [member]
Subsequent event1 [line items]
Ownership percentage	99.99%
Events after reporting period [member] | Geocell LLC [member]
Subsequent event1 [line items]
Percentage of share transfer	100.00%
Share transfer consideration | $	$ 153,000
Events after reporting period [member] | Lifecell [member] | 1800 MHz frequency tender [member]
Subsequent event1 [line items]
License period		15 years
License fee bid amount | ₴		₴ 795,000